Employee Benefit Plans (Schedule of Net Funded Status) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
JVB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
PBO at beginning of year		$ 11,473	$ 9,108
Interest cost		450	426	$ 395
Change in assumptions		(623)	2,297
Actuarial (gain) loss		37	110
Benefits paid		(474)	(468)
PBO at end of year	$ 10,863	10,863	11,473	9,108
Fair value of plan assets at beginning of year		10,130	10,114
Actual return on plan assets, net of expenses		57	484
Fair value of plan assets at end of year	9,713	9,713	10,130	$ 10,114
Funded status, included in other (liabilities) assets	(1,150)	(1,150)	(1,343)
Unrecognized actual loss	(3,483)	(3,483)	(3,777)
Amounts recognized in accumulated comprehensive loss	(3,483)	(3,483)	(3,777)
Accumulated benefit obligation	10,863	10,863	$ 11,473
FNB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
PBO at beginning of year	5,249
Service cost	3	3
Interest cost	18	18
Change in assumptions	(87)
Curtailment gain, net of actuarial loss	(106)
Curtailment (gain) loss recognized	(108)
Actuarial (gain) loss	2
Benefits paid	(16)
PBO at end of year	5,061	5,061
Fair value of plan assets at beginning of year	4,001
Actual return on plan assets, net of expenses	(82)
Fair value of plan assets at end of year	3,903	3,903
Funded status, included in other (liabilities) assets	(1,158)	(1,158)
Accumulated benefit obligation	$ 5,061	$ 5,061